Operating Segments	12 Months Ended
Oct. 31, 2024
Operating Segments [Abstract]
OPERATING SEGMENTS
6.	OPERATING SEGMENTS

The Group operates its businesses in three operating segments: digital solutions services segment, hotel operations, hospitality and VIP services segment and media and entertainment services. The following summary describes the operations in each of the Group’s reportable segment.

(a)	Digital solutions services: The Group provides its institutional and corporate clients with exclusive, paid access to enhance their investor communication, investor relations and corporate communication to potentially maximize their valuation, as well as providing digital solution services;

(b)	Hotel operations, hospitality and VIP services segment: The Group engages in hotel investments, hotel operations, hospitality and VIP services since the acquisition of WME Assets Group (formerly known as AMTD Assets Group) (“WME Assets”) in February 2023; and

(c)	The media and entertainment services segment: The Group engages in the provision of print and digital advertising campaigns, licensing, and value-added marketing services including branded content, video production, social media activation, event creation, and experiential marketing, among other services. This segment also includes investments and management of global investment portfolio (including listed and unlisted equity shares investments and movie income right investments).

Segment revenues and results

The following is an analysis of the Group’s revenues and results by operating and reportable segments:

For the year ended April 30, 2022

	Digital solutions services	Media and entertainment services	Consolidated
	US$	US$	US$
Segment revenue
Revenue from external customers	23,477	68	23,545
Revenue from related parties	1,726	—	1,726
Changes in fair value on financial assets measured at FVTPL	—	16,940	16,940
Total segment revenue	25,203	17,008	42,211
Segment profits	17,649	17,491	35,140
Unallocated:
Other income			4
Other gains and losses			609
Corporate expenses			(6,883)
Profit before tax			28,870

For the year ended April 30, 2023

	Digital solutions services	Hotel operations, hospitality and VIP services	Media and entertainment services	Consolidated
	US$	US$	US$	US$
Segment revenue
Revenue from external customers	27,349	2,195	1,294	30,838
Revenue from related parties	2,228	—	—	2,228
Changes in fair value on financial assets measured at FVTPL	—	—	15,386	15,386
Total segment revenue	29,577	2,195	16,680	48,452
Segment profits (losses)	21,557	(1,185)	19,287	39,659
Unallocated:
Other income				13,330
Other gains and losses				153
Corporate expenses				(7,844)
Profit before tax				45,298

For the six months ended October 31, 2023

	Digital solutions services	Hotel operations, hospitality and VIP services	Media and entertainment services	Consolidated
	US$	US$	US$	US$
Segment revenue
Revenue from external customers	453	6,882	27	7,362
Revenue from related parties	1,311	—	—	1,311
Changes in fair value on financial assets measured at FVTPL	—	—	16,279	16,279
Total segment revenue	1,764	6,882	16,306	24,952
Segment (losses) profits	(221)	(2,189)	16,114	13,704
Unallocated:
Other income				8,988
Other gains and losses				14,342
Corporate expenses				(4,257)
Profit before tax				32,777

For the year ended October 31, 2024

	Digital solutions services	Hotel operations, hospitality and VIP services	Media and entertainment services	Consolidated
	US$	US$	US$	US$
Segment revenue
Revenue from external customers	810	19,397	4	20,211
Revenue from related parties	2,603	-	-	2,603
Dividend income	-	-	634	634
Changes in fair value on financial assets measured at FVTPL	-	-	(3,003)	(3,003)
Total segment revenue	3,413	19,397	(2,365)	20,445
Segment profits (losses)	2,423	(3,029)	(2,365)	(2,971)
Unallocated:
Other income				20,020
Other gains and losses				37,000
Corporate expenses				(11,589)
Profit before tax				42,460

The accounting policies of the operating segments are the same as the Group’s accounting policies described in note 3. Segment profits (losses) represents the profit earned by/loss from each segment without allocation of certain other income, other gains and losses, corporate expenses, including central administration costs and directors’ emoluments. This is the measure reported to the chief operating decision maker for the purposes of resources allocation and performance assessment.

Since the acquisition of World Media and Entertainment Universal Inc. (“WM&E”) in October 2024 as disclosed in note 13, the chief operating decision maker starts to review the segment performance and resources allocation based on the analysis on segment assets and asset liabilities. As such, segment assets and segment liabilities are presented in the current year, and the prior period segment assets and liabilities disclosures have been reclassified to conform with current year’s presentation.

	October 31,
	2024	2023
	US$	US$
Segment assets

Digital solution services	662	399
Hotel operations, hospitality and VIP services	260,965	86,061
Media and entertainment services	160,293	6,293
Total segment assets	421,920	92,753
Unallocated corporate assets	81,011	444,744
Total assets	502,931	537,497

Segment liabilities

Digital solution services	408	778
Hotel operations, hospitality and VIP services	284,847	106,490
Media and entertainment services	5,179	37
Total segment liabilities	290,434	107,305
Unallocated corporate liabilities	53,738	51,996
Total liabilities	344,172	159,301

Geographical information

During the year ended April 30, 2022, the Group’s revenue from customers, based on the location of services, are US$25,158 and US$113 which are derived from Hong Kong and Singapore, respectively.

During the year ended April 30, 2023, the Group’s revenue from customers, based on the location of services, are US$31,736, US$1,107 and US$223 which are derived from Hong Kong, Americas and Singapore, respectively.

During the six months ended October 31, 2023, the Group’s revenue from customers, based on the location of services, are US$4,536, US$4,067 and US$70 which are derived from Hong Kong, Americas and Singapore, respectively. The Group’s non-current assets, excluding non-current financial instruments, based on the location of assets/operations, of US$69,871 and US$16,775 reside in Hong Kong and Singapore, respectively, as of October 31, 2023.

During the year ended October 31, 2024, the Group’s revenue from customers, based on the location of services, are US$9,240, and US$13,574 which are derived from Hong Kong and Singapore, respectively. The Group’s non-current assets, excluding non-current financial instruments, based on the location of assets/operations, of US$69,045, US$189,907, US$119,524 and US$15,227 reside in Hong Kong, Singapore, Europe and Americas, respectively, as of October 31, 2024.